Long-Term Debt And Lines of Credit (Debt Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total	$ 89,200	$ 101,200
Current portion of term loan		(10,000)
Long-term debt	89,200	91,200
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total	$ 89,200	26,200
Term Loan [Member]
Debt Instrument [Line Items]
Total		$ 75,000